Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (94.0%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (7.4%)
Telkom Indonesia Persero Tbk PT	Indonesia	36,276,100	9,835
Tencent Holdings, Ltd.	China	1,157,100	56,540

Total			66,375

Consumer Discretionary (15.4%)
Alibaba Group Holding, Ltd. *	China	3,224,400	41,007
Americana Restaurants International PLC *	United Arab Emirates	10,431,827	11,256
China Tourism Group Duty Free Corp., Ltd. - Class A	China	272,786	7,325
China Tourism Group Duty Free Corp., Ltd. - Class H *	China	193,500	4,764
JD.com, Inc. - Class A	China	609,400	13,356
Li Auto, Inc. *	China	560,800	7,024
Maruti Suzuki India, Ltd.	India	81,998	8,280
Meituan Dianping - Class B *	China	663,510	12,052
MercadoLibre, Inc. *	Brazil	7,782	10,257
Midea Group Co., Ltd. - Class A	China	1,878,166	14,748
Zhongsheng Group Holdings, Ltd.	China	1,551,000	7,692

Total			137,761

Consumer Staples (9.0%)
Budweiser Brewing Co. APAC, Ltd.	China	4,914,700	14,925
Fomento Economico Mexicano SAB de CV, ADR	Mexico	176,175	16,770
Foshan Haitian Flavouring and Food Co., Ltd. - Class A	China	962,944	10,725
Hindustan Unilever, Ltd.	India	479,301	14,969
Kweichow Moutai Co., Ltd. - Class A	China	53,573	14,162
Raia Drogasil SA	Brazil	1,961,430	9,462

Total			81,013

Energy (3.0%)
LUKOIL PJSC *,Æ	Russia	225,143	–
NovaTek PJSC *,Æ	Russia	795,201	–
Saudi Arabian Oil Co.	Saudi Arabia	1,140,678	9,826
TotalEnergies SE	France	280,985	16,579

Total			26,405

Financials (22.3%)
AIA Group, Ltd.	Hong Kong	2,062,200	21,668
Al Rajhi Bank	Saudi Arabia	556,424	10,936
B3 SA - Brasil, Bolsa, Balcao	Brazil	4,568,077	9,328
Banco Bradesco SA, ADR	Brazil	3,513,843	9,206
Bank Central Asia Tbk PT	Indonesia	15,634,500	9,135
Bank Rakyat Indonesia (Persero) Tbk PT	Indonesia	46,581,356	14,718
China International Capital Corp., Ltd.	China	3,042,000	6,138
Credicorp, Ltd.	Peru	30,500	4,038

Common Stocks (94.0%)	Country	Shares/ Par +	Value $ (000’s)

Financials continued
Grupo Financiero Banorte SAB de CV	Mexico	2,062,017	17,382
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	251,492	11,162
Housing Development Finance Corp., Ltd.	India	1,037,574	33,246
Kasikornbank PCL - Foreign Shares	Thailand	2,577,500	10,013
Kotak Mahindra Bank, Ltd.	India	674,991	14,243
Sanlam, Ltd.	South Africa	3,258,823	10,315
Sberbank of Russia PJSC *,Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	1,391,054	18,675

Total			200,203

Health Care (2.5%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	China	287,915	13,122
Wuxi Biologics Cayman, Inc. *	China	1,533,000	9,482

Total			22,604

Industrials (5.4%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	311,117	9,517
NARI Technology Co., Ltd. - Class A	China	2,264,832	8,948
Rumo SA	Brazil	1,573,898	5,853
Samsung Engineering Co., Ltd. *	South Korea	684,375	16,770
WEG SA	Brazil	881,093	7,049

Total			48,137

Information Technology (19.1%)
ASM International NV	Netherlands	21,243	8,627
ASML Holding NV	Netherlands	13,471	9,205
Delta Electronics, Inc.	Taiwan	927,000	9,207
Globant SA *	United States	34,929	5,729
Hon Hai Precision Industry Co., Ltd.	Taiwan	3,904,000	13,392
LONGi Green Energy Technology Co., Ltd. - Class A	China	1,480,842	8,727
MediaTek, Inc.	Taiwan	384,000	10,024
Samsung Electronics Co., Ltd.South	Korea	304,844	15,117
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,052,290	71,790
Tata Consultancy Services, Ltd.	India	312,529	12,240
Yonyou Network Technology Co., Ltd. - Class A	China	1,994,206	7,307

Total			171,365

Emerging Markets Equity Portfolio

Common Stocks (94.0%)	Country	Shares/ Par +	Value $ (000’s)

Materials (7.0%)
Anglo American Platinum, Ltd.	South Africa	156,276	8,398
LG Chem, Ltd.	South Korea	40,423	22,322
Mondi PLC	Austria	447,957	7,074
Sociedad Quimica y Minera de Chile SA	Chile	54,115	4,386
Southern Copper Corp.	Mexico	125,192	9,546
UltraTech Cement, Ltd.	India	120,558	11,205

Total			62,931

Real Estate (1.3%)
China Resources Land, Ltd.	China	2,452,000	11,236

Total			11,236

Common Stocks (94.0%)	Country	Shares/ Par +	Value $ (000’s)

Utilities (1.6%)
Power Grid Corp. of India, Ltd.	India	5,312,260	14,597

Total			14,597

Total Common Stocks (Cost: $841,873)			842,627

Preferred Stocks (3.8%)

Information Technology (3.8%)
Samsung Electronics Co., Ltd.	South Korea	809,516	33,804

Total			33,804

Total Preferred Stocks (Cost: $31,441)			33,804

Total Investments (97.8%) (Cost: $873,314)@			876,431

Other Assets, Less Liabilities (2.2%)			20,132

Net Assets (100.0%)			896,563

Investments by Country of Risk as a Percentage of Net Assets:
China	30.1%
India	14.2%
Taiwan	11.6%
South Korea	9.9%
Mexico	6.0%
Brazil	5.5%
Other	20.5%

Total	97.8%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $873,314 and the net unrealized appreciation of investments based on that cost was $3,117 which is comprised of $135,775 aggregate gross unrealized appreciation and $132,658 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Preferred Stocks	$—	$33,804	$—
Common Stocks
Consumer Discretionary	10,257	127,504	—
Consumer Staples	26,232	54,781	—
Energy	—	26,405	—
Financials	39,954	160,249	—
Industrials	22,419	25,718	—
Information Technology	5,729	165,636	—
Materials	13,932	48,999	—
All Others	—	114,812	—

Total Assets:	$118,523	$757,908	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2023.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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